ISI
                               North American
                         Government Bond Fund Shares
--------------------------------------------------------------------------------
Directors and Officers
Edward S. Hyman             R. Alan Medaugh
Chairman                    President

Richard T. Hale             Gary V. Fearnow
Vice Chairman               Vice President

James J. Cunnane            Nancy Lazar
Director                    Vice President

John F. Kroeger             Edward J. Veilleux
Director                    Vice President

Louis E. Levy               Scott J. Liotta
Director                    Vice President

Eugene J. McDonald          Carrie L. Butler
Director                    Vice President

Rebecca W. Rimel            Joseph A. Finelli
Director                    Treasurer

Harry Woolf                 Edward J. Stoken
Director                    Secretary

                            Laurie D. DePrine
                            Assistant Secretary




        Investment Objective
        An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

================================================================================
        Investment Advisor

        ISI Inc.
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175

================================================================================
        Shareholder Servicing Agent

        Investment Company Capital Corp.
        P.O. Box 419426
        Kansas City, MO 64141-6426

================================================================================
        Distributor

        Armata Financial Corp.
        P.O. Box 515
        Baltimore, MD 21203

        ISI Mutual Funds
        717 Fifth Avenue
        New York, NY 10022
        (800) 955-7175


                   ISI International Strategy and Investment
                                       ISI
                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND SHARES

                      (A Class of North American Government
                                Bond Fund, Inc.)




                             [North American Logo]




                               SEMI-ANNUAL REPORT
                               September 30, 1996

Investment Advisor's Report

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1996.

     The Fund seeks a high level of current income consistent with prudent investment risk by investing in government fixed-income securities of the U.S., Canada and Mexico. We believe that by investing in all three North American markets, the Fund can generate a higher yield over the long term than is possible from a portfolio of only U.S. Treasury securities.

     For the first half of this fiscal year, the Fund's total return was 4.95%. During the six months, long-term Treasury rates rose from 6.72% to 6.92%, which resulted in a six-month total return of -0.4% for the 30-year Treasury. The unfavorable market performance in the U.S. was offset by the Fund's Canadian and Mexican holdings. Since its inception on January 15, 1993, the Fund has generated a cumulative total return of 14.15%. Figures for the Fund's performance assume the reinvestment of dividends and capital gains distributions and exclude the impact of any sales charge.

Portfolio Management

     Our investment approach is to actively manage the portfolio, adjusting the Fund's average maturity and percentage weighting across the U. S., Canada and Mexico as we anticipate changes in the market. The following table illustrates the structure of the portfolio in these two critical areas over the past 18 months.


                                 Portfolio Mix
                               (% of Investments)

                          3/31/95   9/30/95   3/31/96    9/30/96
             U.S.            65.8%     72.8%     74.3%      68.1%
             Canada          25.6      11.9      12.2       14.6
             Mexico           8.6      15.3      13.5       17.3



                               Portfolio Maturity
                                   (In Years)

                            3/31/95   9/30/95   3/31/96    9/30/96
             U.S.            10.4      14.2      12.2       14.7
             Canada          18.0      18.1      22.2       22.4
             Mexico           0.3       0.3       0.3        0.2


     During the last six months, we increased the Fund's investments in Canada and Mexico, while we marginally reduced the Fund's investments in the U. S. The improving economic climate in Canada and Mexico caused us to shift the Fund's asset mix a bit. Our U. S. market outlook continues to be positive, and during the past six months we extended the maturity of the Fund's U.S. holdings from
12.2 years to 14.7 years. For more details, please see the section titled Outlook for North America that follows this letter.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President

October 18, 1996

Outlook for North America

Review of the U.S.

     In early 1996, mortgage rates fell sharply, the Fed eased slightly, and refinancing activity surged, all giving the economy a temporary lift that now appears to have run its course.

     Mortgage rates are now back above 8%, the Fed has stopped easing, refinancing activity has dried up, the consumer debt problem has gotten worse, banks have become less willing to lend, and oil price increases may be taking a notch out of discretionary spending. Auto and housing have peaked. Earnings and capital spending are slowing. Today's relatively flat yield curve is consistent with 1% to 2% real growth, which is about what we are now seeing.

     The economy is likely to remain sluggish for the remainder of the year into 1997. As in past soft landings, growth scares and the resulting interest rate jumps have worked to produce slow but sustainable growth with low inflation and declining interest rates. We see the rest of 1996 and the first half of 1997 following this general pattern. This should produce a good environment for bond investments. Below is a summary of our U.S. Outlook.


================================================================================
                             ISI ECONOMIC FORECAST

                   96:1Q   96:2Q   96:3Q   96:4Q*   97:1Q*   97:2Q*   97:3Q*
--------------------------------------------------------------------------------
Real GDP            2.0%    4.8%    2.0%    1.0%     1.0%     1.0%     3.5%
--------------------------------------------------------------------------------
GDP Deflator**      2.2%    1.8%    2.0%    1.5%     1.5%     1.5%     2.0%
--------------------------------------------------------------------------------
30-Year Bond
  Yields***         6.7%    6.9%    6.9%    6.5%     6.0%     5.7%     5.9%
--------------------------------------------------------------------------------
Fed Funds
  Rate***           5.2%    5.2%    5.2%    5.2%     5.0%     4.8%     4.8%
--------------------------------------------------------------------------------
  * Estimated.
 ** A more accurate cost of living barometer than the CPI.
*** End of quarter.


Review of Mexico

General

     The devaluation of the peso in 1994-1995 spurred exports while it curtailed domestic demand. The export boom swung the trade balance from a negative $1.5 billion per month to a positive $0.5 billion per month in the space of one year (see chart below).


                                 MEXICO EXPORTS
                                  Aug $7731.8

                  [Graph appears here--See plot points below]

                               88:1       1,693.7
                               88:2       1,861.0
                               88:3       1,773.0
                               88:4       1,822.8
                               88:5       1,871.5
                               88:6       1,763.9
                               88:7       1,662.8
                               88:8       1,822.2
                               88:9       1,518.8
                               88:10      1,433.2
                               88:11      1,684.7
                               88:12      l,657.5
                               89:1       1,800.1
                               89:2       1,805.7
                               89:3       1,877.7
                               89:4       2,020.4
                               89:5       2,035.3
                               89:6       2,071.8
                               89:7       1,961.4
                               89:8       1,869.9
                               89:9       1,790.5
                               89:10      1,791.9
                               89:11      1,846.7
                               89:12      1,893.6
                               90:1       2,256.4
                               90:2       2,148.6
                               90:3       1,982.4
                               90:4       1,818.8
                               90:5       1,937.8
                               90:6       1,799.8
                               90:7       2,094.1
                               90:8       2,338.9
                               90:9       2,629.7
                               90:10      2,659.3
                               90:11      2,656.0
                               90:12      2,516.7
                               91:1       2,526.9
                               91:2       2,191.5
                               91:3       2,051.5
                               91:4       2,523.8
                               91:5       2,498.7
                               91:6       2,205.4
                               91:7       3,856.3
                               91:8       3,410.3
                               91:9       3,505.1
                               91:10      3,627.8
                               91:11      3,566.6
                               91:12      3,541.8
                               92:1       3,484.7
                               92:2       3,634.1
                               92:3       3,856.0
                               92:4       3,926.5
                               92:5       3,895.6
                               92:6       3,960.6
                               92:7       4,046.9
                               92:8       3,754.4
                               92:9       3,899.4
                               92:10      3,872.4
                               92:11      3,768.5
                               92:12      4,096.6
                               93:1       3,847.5
                               93:2       4,100.4
                               93:3       4,219.8
                               93:4       4,360.1
                               93:5       4,178.3
                               93:6       4,501.5
                               93:7       4,348.6
                               93:8       4,231.5
                               93:9       4,377.0
                               93:10      4,497.4
                               93:11      4,503.9
                               93:12      4,720.2
                               94:1       4,468.6
                               94:2       4,808.2
                               94:3       4,869.6
                               94:4       4,878.4
                               94 5       5,027.9
                               94:6       5,094.0
                               94:7       4,984.8
                               94:8       5,209.4
                               94:9       5,020.9
                               94:10      5,164.8
                               94:11      5,963.7
                               94:12      5,392.0
                               95:1       6,397.4
                               95:2       6,337.3
                               95:3       6,404.1
                               95:4       6,126.1
                               95:5       6,799.4
                               95:6       6,512.9
                               95:7       6,349.0
                               95:8       7,071.1
                               95:9       6,983.2
                               95:10      6,901.5
                               95:11      6,753.1
                               95:12      6,906.5
                               96:1       7,636.8
                               96:2       7,381.2
                               96:3       7,185.2
                               96:4       8,282.9
                               96:5       7,748.8
                               96:6       7,397.0
                               96:7       8,462.4
                               96:8       7,842.9
                               96:9       8,469.4
                               96:10      NA

Source: ISI Inc.


     Over the same one-year time frame, the domestic economy sustained a stunning 60% decline in retail sales activity (see chart below). High interest rates and a deep cut in



                            MEXICO REAL RETAIL SALES
                                    Jul 0.4

                  [Graph appears here--See plot points below]

                               88:1        1.55
                               88:2        1.51
                               88:3        1.40
                               88:4        1.31
                               88:5        1.38
                               88:6        1.35
                               88:7        1.30
                               88:8        1.31
                               88:9        1.30
                               88:10       1.37
                               88:11       1.36
                               88:12       1.39
                               89:1        1.36
                               89:2        1.37
                               89:3        l.28
                               89:4        1.42
                               89:5        1.38
                               89:6        1.38
                               89:7        1.38
                               89:8        1.36
                               89:9        1.47
                               89:10       1.38
                               89:11       1.37
                               89:12       1.43
                               90:1        1.33
                               90:2        1.24
                               90:3        1.31
                               90:4        1.27
                               90:5        1.31
                               90:6        1.33
                               90:7        1.30
                               90:8        1.27
                               90 9        1.29
                               90:10       1.24
                               90:11       1.38
                               90:12       1.27
                               91:1        1.34
                               91:2        1.28
                               91:3        1.20
                               91:4        1.33
                               91:5        1.31
                               91:6        1.26
                               91:7        1.30
                               91:8        1.34
                               91:9        1.24
                               91:10       1.28
                               91:11       1.27
                               91:12       1.22
                               92:1        1.26
                               92:2        1.37
                               92:3        1.35
                               92:4        1.33
                               92:5        1.25
                               92:6        1.24
                               92:7        1.24
                               92:8        1.13
                               92:9        1.21
                               92:10       1.53
                               92:11       1.10
                               92:12       1.04
                               93:1        1.15
                               93:2        1.13
                               93:3        1.13
                               93:4        1.02
                               93:5        1.10
                               93:6        1.10
                               93:7        1.07
                               93:8        1.02
                               93:9        0.99
                               93:10       0.98
                               93:11       0.91
                               93:12       0.93
                               94:1        0.96
                               94:2        0.98
                               94:3        0.97
                               94:4        1.03
                               94:5        1.03
                               94:6        1.03
                               94:7        1.01
                               94:8        1.01
                               94:9        1.03
                               94:10       0.99
                               94:11       0.97
                               94:12       0.98
                               95:1        0.89
                               95:2        0.79
                               95:3        0.76
                               95:4        0.63
                               95:5        0.58
                               95:6        0.56
                               95:7        0.55
                               9S:8        0.55
                               95:9        0.53
                               95:10       0.51
                               95:11       0.51
                               95:12       0.48
                               96:1        0.46
                               96:2        0.46
                               96:3        0.44
                               96:4        0.44
                               96:5        0.44
                               96:6        0.43
                               96:7        0.42
                               96:8        0.42
                               96:9        NA
                               96:10       NA


Source: ISI Inc.

Outlook for North America

(continued)

real wages were the major factors behind the steep decline in domestic activity. The squeeze was so dramatic that it raised concerns about political stability.

     Despite the difficult economic backdrop, the political picture has been stable. The opening up of the electoral process and the decentralizing of federal government power is slowly evolving. The Zedillo government is participating, especially in opening the election process. Zedillo's control of the ruling party, the PRI, is important to the process. The 1997 Congressional election is the next major test. The present political calm is based on the assumption that a gradual ceding of political power by the President and the PRI will take place. If that assumption comes into question, the result will be disturbing to the financial markets. So far, recent state and local elections show the process is on track, and the markets have responded positively.

Outlook

     The economy has bottomed, benefiting from the strong export picture. The peso was pushed too low in 1995 and its recent stability versus the U. S. dollar, despite much higher Mexican inflation, has brought it back in line.

     Going forward, Mexican inflation must continue to come down. The markets expect progress and are hoping inflation will be back under 10% by the end of 1997. A new round of peso weakness is likely if inflation stays at its current 20% rate. We expect to see lower inflation and a continuation of a high interest rate policy. Mexican investments are likely to generate good returns given the current direction of the economy and politics.


Review of Canada

General

     The Canadian government picture has turned around dramatically since its 1993 low point. The improvement has come from higher government receipts and a contraction in outlays. As a result, the deficit has shrunk from C$45 billion to C$21 billion over the last three years (see chart below). In addition, provincial governments have gotten into the game by working to balance their budgets. The result is a sharply curtailed dependence on foreign investors.


                        CANADA BUDGET DEFICIT 12 Mo. Sum
                                     Jun-21

                  [Graph appears here--See plot points below]

                                 87:1        -31
                                 87:2        -31
                                 87:3        -31
                                 87:4        -30
                                 87:5        -30
                                 87:6        -29
                                 87:7        -30
                                 87:8        -29
                                 87:9        -28
                                 87:10       -29
                                 87:11       -28
                                 87:12       -28
                                 88:1        -26
                                 88:2        -27
                                 88:3        -28
                                 88:4        -28
                                 88:5        -27
                                 88:6        -27
                                 88:7        -26
                                 88:8        -27
                                 88:9        -27
                                 88:10       -27
                                 88:11       -28
                                 88:12       -28
                                 89:1        -30
                                 89:2        -29
                                 89:3        -29
                                 89:4        -28
                                 89:5        -28
                                 89:6        -29
                                 89:7        -30
                                 89:8        -31
                                 89:9        -31
                                 89:10       -30
                                 89:11       -31
                                 89:12       -30
                                 90:1        -29
                                 90:2        -28
                                 90:3        -29
                                 90:4        -28
                                 90:5        -27
                                 90:6        -26
                                 90:7        -27
                                 90:8        -27
                                 90:9        -26
                                 90:10       -27
                                 90:11       -28
                                 90:12       -29
                                 91:1        -32
                                 91:2        -33
                                 91:3        -31
                                 91:4        -33
                                 91:5        -34
                                 91:6        -36
                                 91:7        -38
                                 91:8        -38
                                 91:9        -38
                                 91:10       -39
                                 91:11       -39
                                 91:12       -38
                                 92:1        -38
                                 92:2        -37
                                 92:3        -33
                                 92:4        -33
                                 92:5        -33
                                 92:6        -33
                                 92:7        -34
                                 92:8        -33
                                 92:9        -34
                                 92:10       -34
                                 92:11       -34
                                 92:12       -35
                                 93:1        -35
                                 93:2        -36
                                 93:3        -41
                                 93:4        -43
                                 93:5        -45
                                 93:6        -45
                                 93:7        -44
                                 93:8        -43
                                 93:9        -44
                                 93:10       -44
                                 93:11       -43
                                 93:12       -43
                                 94:1        -41
                                 94:2        -41
                                 94:3        -36
                                 94:4        -35
                                 94:5        -34
                                 94:6        -33
                                 94:7        -32
                                 94:8        -32
                                 94:9        -31
                                 94:10       -30
                                 94:11       -31
                                 94:12       -29
                                 95:1        -30
                                 95:2        -30
                                 95:3        -31
                                 95:4        -31
                                 95:5        -31
                                 95:6        -31
                                 95:7        -30
                                 95:8        -30
                                 95:9        -30
                                 95:10       -29
                                 95:11       -28
                                 95:12       -28
                                 96:1        -27
                                 96:2        -26
                                 96:3        -24
                                 96:4        -23
                                 96:5        -23
                                 96:6        -21
                                 96:7        -20
                                 96:8        -19
                                 96:9         NA
                                 96:10        NA


Source: ISI Inc.


     The reduction in government outlays has slowed the domestic sector of the economy. Retail sales are up at only a 1.4% annual rate. This muted demand has helped keep inflation low. At mid-year, the Canadian GDP price deflator was up at only a 0.8% annual rate (see chart, page 4).

Outlook for North America

(concluded)

     Along with a positive inflation story, the Canadian dollar has also been supported by the country's export performance. In July, goods exports were growing at an 8.9% annual rate. For bond investors, the combination of low credit demand, low inflation and strong exports has been good news. As a result, Canadian rates have moved lower versus U.S. rates.






                           CANADA GDP DEFLATOR Y/Y %
                                  96: 2Q 0.8%

                  [Graph appears here--See plot points below]

                                68:1       4.0
                                68:2       3.5
                                68:3       3.8
                                68:4       3.3
                                69:1       3.7
                                69:2       4.7
                                69:3       4.7
                                69:4       4.9
                                70:1       5.1
                                70:2       4.5
                                70:3       4.4
                                70:4       4.5
                                71:1       3.1
                                71:2       3.1
                                71:3       3.1
                                71:4       3.5
                                72:1       5.0
                                72:2       5.1
                                72:3       6.0
                                72:4       6.3
                                73:1       5.8
                                73:2       8.1
                                73:3       9.9
                                73:4      11.5
                                74:1      14.1
                                74:2      15.0
                                74:3      14.9
                                74:4      13.7
                                75:1      11.3
                                75:2       9.5
                                75:3       9.3
                                75:4       9.6
                                76:1       9.6
                                76:2      10.1
                                76:3       7.7
                                76:4       7.5
                                77:1       6.8
                                77:2       5.9
                                77:3       6.8
                                77:4       5.4
                                78:1       5.5
                                78:2       5.2
                                78:3       6.0
                                78:4       7.4
                                79:1       8.1
                                79:2      10.4
                                79:3      10.5
                                79:4      11.0
                                80:1      11.2
                                80:2      10.0
                                80:3      10.8
                                80:4      10.5
                                81:1      11.3
                                81:2      11.0
                                81:3      10.7
                                81:4      10.3
                                82:1       9.6
                                82:2       9.1
                                82:3       8.2
                                82:4       8.0
                                83:1       6.2
                                83:2       5.2
                                83:3       4.6
                                83:4       4.0
                                84:1       4.3
                                84:2       3.5
                                84:3       2.7
                                84:4       2.0
                                85:1       1.6
                                85:2       2.7
                                85:3       3.1
                                85:4       2.8
                                86:1       2.5
                                86:2       2.0
                                86:3       2.0
                                86:4       3.1
                                87:1       4.2
                                87:2       4.8
                                87:3       4.9
                                87:4       4.9
                                88:1       4.9
                                88:2       4.0
                                88:3       4.9
                                88:4       4.9
                                89:1       4.6
                                89:2       5.6
                                89:3       5.0
                                89:4       4.2
                                90:1       3.9
                                90:2       3.1
                                90:3       2.7
                                90:4       2.9
                                91:1       3.6
                                91:2       3.3
                                91:3       2.8
                                91:4       1.9
                                92:1       1.0
                                92:2       0.7
                                92:3       1.4
                                92:4       1.8
                                93:1       1.2
                                93:2       1.5
                                93:3       0.7
                                93:4       0.9
                                94:1       1.0
                                94:2       0.5
                                94:3       1.0
                                94:4       0.4
                                95:1       1.1
                                95:2       1.6
                                95:3       1.6
                                95:4       1.8
                                96:1       1.1
                                96:2       0.8
                                96:3        NA
                                96:4        NA


Source: ISI Inc.


Outlook

     The forces producing lower inflation and a trade surplus are in place and seem likely to continue benefiting investors. The political winds, which are now fairly calm, may pick up as we enter 1997 because the Liberal government's mandate will be drawing to a close. The specific problems with Quebec over the turbulent issue of separation from Canada seem likely to surface again but not until the late 1990s. In the meantime, the outlook for the Canadian market seems good.

SEC Calculations

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management.The Securities and Exchange Commission (SEC) requires that when we report such figures, we also include the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures differ from those we reported because the time periods may be different and because the SEC calculation includes the impact of the Fund's currently effective 3.00% maximum sales charge.


--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN

                Periods ended 9/30/96:
--------------------------------------------------------------------------------
                One Year                                   2.48%
--------------------------------------------------------------------------------
                Since Inception (1/15/93)                  2.78%


     These  total  returns   correspond  to  those   experienced  by  individual
shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

     Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed. Past performance is not an indicator of future results.

     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

North American Government Bond Fund, Inc.

Statement of Net Assets
September 30, 1996
(Unaudited)

                                       Interest        Maturity        Principal           Value
Security                                 Rate            Date           Value+           (Note A)
------------------------------------------------------------------------------------------------------
CANADIAN SECURITIES -- 14.61%
Province of British Columbia, Deb.      7.50%            6/9/14      C$   6,000,000     $ 4,313,532
Government of Canada, Deb.              9.75             6/1/21           2,000,000       1,800,866
Government of Canada, Deb.              9.00             6/1/25           3,000,000       2,527,278
------------------------------------------------------------------------------------------------------
   Total Canadian Securities
     (Cost $8,807,840)                                                                    8,641,676
------------------------------------------------------------------------------------------------------

MEXICAN SECURITIES(1) -- 17.29%
Mexican Treasury Cete                  22.34*           10/3/96     Ps   22,089,570       2,924,978
Mexican Treasury Cete                  25.02*          11/28/96           8,544,240       1,088,830
Mexican Treasury Cete                  26.75*          12/11/96          26,231,070       3,303,138
Mexican Treasury Cete                  27.46*            1/2/97          12,808,010       1,585,454
Mexican Treasury Cete                  28.09*           4/30/97          11,600,740       1,320,527
------------------------------------------------------------------------------------------------------
   Total Mexican Securities
     (Cost $10,267,038)                                                                  10,222,927
------------------------------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 57.80%
U.S. Treasury Strip (Principal)         7.135*         11/15/09         $14,500,000       5,778,758
U.S. Treasury Bond                     10.375          11/15/09           9,850,000      12,017,000
U.S. Treasury Bond                     10.375          11/15/12           1,750,000       2,213,750
U.S. Treasury Bond                      8.75            5/15/17          10,250,000      12,122,224
U.S. Treasury Bond                      7.25            8/15/22           2,000,000       2,042,188
------------------------------------------------------------------------------------------------------
   Total U.S. Treasury Securities
     (Cost $35,260,436)                                                                 $34,173,920
------------------------------------------------------------------------------------------------------

North American Government Bond Fund, Inc.

Statement of Net Assets (concluded)
September 30, 1996
(Unaudited)

                                                           Principal          Value
                                                             Value+          (Note A)
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.91%
   Goldman  Sachs & Co.,  5.65%
   Dated 9/30/96, to be repurchased on
   10/1/96, collateralized by U.S. Treasury
   Notes with a market value of $5,371,482.
     (Cost $5,266,000)                                     $5,266,000      $ 5,266,000
-----------------------------------------------------------------------------------------
   Total Investments in Securities -- 98.61%
     (Cost $59,601,314)**                                                   58,304,523
   Other Assets in Excess of Liabilities, Net-- 1.39%                          820,497
-----------------------------------------------------------------------------------------
   Net Assets-- 100.00%                                                    $59,125,020
=========================================================================================
   Net Asset Value and Redemption Price Per Share
     ($59,125,020 / 7,032,973 shares outstanding)                                $8.41
                                                                                 =====
   Offering Price Per Share
     ($8.41 / .970)                                                              $8.67
                                                                                 =====

(1) Cetes are short-term Mexican government debt securities.
  * Yields as of September 30, 1996.
 ** Also aggregate cost for federal tax purposes.
  + Principal value is shown in local currency: Canadian dollars (C$), Mexican pesos (Ps) and U.S. dollars ($).
See accompanying Notes to Financial Statements.

North American Government Bond Fund, Inc.

Statement of Operations
For the Six Months Ended September 30, 1996
(Unaudited)

NET INVESTMENT INCOME (NOTE A):
     Interest                                                                           $ 3,339,603

EXPENSES:
     Investment advisory fee (Note B)                                                       117,946
     Distribution fee (Note B)                                                              117,946
     Administration fee (Note B)                                                             58,973
     Transfer agent fee                                                                      41,750
     Custodian fee                                                                           30,000
     Accounting fee (Note B)                                                                 27,839
     Audit                                                                                   19,500
     Legal                                                                                   18,500
     Registration fee                                                                        17,500
     Printing and postage                                                                    15,000
     Organizational expense (Note A)                                                          5,261
     Miscellaneous                                                                            5,251
     Directors' fees                                                                          2,500
     Insurance                                                                                  974
                                                                                        -----------
       Total expenses                                                                       478,940
     Less: Fees waived (Note B)                                                            (110,368)
                                                                                        -----------
       Net expenses                                                                         368,572
                                                                                        -----------
     Net investment income                                                                2,971,031
                                                                                        -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                        (4,841)
     Net realized foreign exchange loss                                                    (889,518)
     Change in unrealized appreciation or depreciation of investments                       685,471
     Change in unrealized appreciation or depreciation on translation of assets
       and liabilities denominated in foreign currencies                                        441
     Net loss on investments                                                               (208,447)
                                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 2,762,584
                                                                                        ===========

See accompanying Notes to Financial Statements.

North American Government Bond Fund, Inc.

Statement of Changes in Net Assets

                                                              For the Six
                                                             Months Ended           For the Year
                                                          September 30, 1996       Ended March 31,
                                                              (Unaudited)               1996
-------------------------------------------------------------------------------------------------------
Increase/(DECREASE) in Net Assets:
Operations:
     Net investment income                                     $ 2,971,031            $ 6,142,465
     Net realized loss from security and
       foreign currency transactions                              (894,359)            (2,882,627)
     Change in unrealized appreciation or depreciation
       of investments                                              685,471              4,860,869
     Change in unrealized appreciation or depreciation
       on translation of assets and liabilities
       denominated in foreign currencies                               441                 77,092
                                                               -----------            -----------
     Net increase in net assets resulting
       from operations                                           2,762,584              8,197,799
                                                               -----------            -----------
DIVIDENDS TO SHAREHOLDERS FROM:
     Net investment income                                      (2,561,827)                    --
     Return of capital-tax                                              --             (5,474,647)
                                                               -----------            -----------
     Total distributions                                        (2,561,827)            (5,474,647)

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of 317,459 and 762,541
       shares, respectively                                      2,631,730              6,579,788
     Value of 161,648 and 335,134 shares issued in
       reinvestment of dividends, respectively . .               1,332,589              2,852,645
     Cost of 713,064 and 2,056,598 shares
       repurchased, respectively                                (5,900,283)           (17,587,616)
                                                               -----------            -----------
     Total decrease in net assets derived from capital
       share transactions                                       (1,935,964)            (8,155,183)
                                                               -----------            -----------
     Total decrease in net assets                               (1,735,207)            (5,432,031)

NET ASSETS:
     Beginning of period                                        60,860,227             66,292,258
                                                               -----------            -----------
     End of period                                             $59,125,020            $60,860,227
                                                               ===========            ===========

See accompanying Notes to Financial Statements.

North American Government Bond Fund, Inc.

Financial Highlights
(For a share outstanding throughout each period)


                                        For the Six             For the Year              For the Period
                                        Months Ended           Ended March 31,         January 15, 1993(1)
                                     September 30, 1996 -------------------------------      through
                                        (Unaudited)       1996       1995        1994     March 31, 1993
----------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
  Net asset value at beginning of period  $   8.37     $   8.06   $   9.53     $ 10.14       $ 10.00

Income from Investment Operations:

  Net investment income                       0.42         0.81       0.63        0.89          0.10
  Net realized and unrealized gain/(loss)
    on investments                           (0.02)        0.22      (1.38)      (0.58)         0.12
  Total from Investment Operations            0.40         1.03      (0.75)       0.31          0.22

Less Distributions:
  Dividends from net investment
    income and short-term gains              (0.36)          --      (0.45)      (0.92)        (0.08)
  Return of capital                             --        (0.72)     (0.27)         --            --
  Total distributions                        (0.36)       (0.72)     (0.72)      (0.92)        (0.08)
  Net asset value at end of period        $   8.41     $   8.37   $   8.06    $   9.53       $ 10.14

Total Return(2)                               4.95%       12.97%     (8.31)%      2.77%         2.18%

Ratios to Average Daily Net Assets:
  Expenses(4)                                 1.25%(3)     1.25%      1.25%       1.25%         1.25%(3)
  Net investment income(5)                   10.13%(3)     9.49%      7.04%       7.04%         7.62%(3)

Supplemental Data:
  Net assets at end of period (000)        $59,125      $60,860    $66,292     $93,622       $40,937
  Portfolio turnover rate                       10%         125%       104%        219%          104%
----------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without  the  waiver of  advisory  fees (Note B),  the ratio of  expenses to average daily net assets would have been 1.63% (annualized), 1.47%, 1.45%, 1.44% and 2.19% (annualized) for the six months ended September 30, 1996, for the years ended March 31, 1996, 1995, 1994 and for the period ended March 31, 1993, respectively.
(5) Without  the waiver of  advisory  fees (Note B), the ratio of net investment income to average daily net assets would have been 9.75% (annualized), 9.27%, 6.84%, 6.85% and 6.68% (annualized) for the six months ended September 30, 1996, for the years ended March 31, 1996, 1995, 1994 and for the period ended March 31, 1993, respectively.
See accompanying Notes to Financial Statements.

Notes to Financial Statements

A. Significant Accounting Policies -- North American Government Bond Fund, Inc. (the "Fund") was organized as a Maryland Corporation on October 19, 1992 and commenced operations on January 15, 1993. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting policies are as follows:

    Security   Valuation  --  Debt  securities  are  generally   traded  in  the
    over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities or other assets for which market quotations are not readily available are valued at their fair value so determined in good faith by the Investment Advisor under procedures established and monitored by the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market.

    Repurchase Agreements -- The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain as collateral the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book-entry system.

    Foreign Currency Translation -- The Fund isolates that portion of its realized gains resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

    The Fund does not distinguish that portion of the unrealized appreciation of the Fund that arises as a result of changes in the exchange rates from fluctuations in market prices of investments during the period.

    Federal Income Tax -- No provision is made for federal income taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make requisite distributions to the shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes. The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income and net realized capital gains.

    The Fund has a capital loss carryforward of $1,066,645 (which may be carried forward to offset future taxable capital gains, if any), which begins to expire, if not previously utilized, in 2004.

    Other -- Security transactions are accounted for on the trade date and the cost of investments sold or redeemed is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, when applicable, the pro rata amortization of premiums and accretion of discounts. Distributions to shareholders are recorded on the ex-dividend date. Income and

Notes to Financial Statements (concluded)

    capital gains distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

    Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which the Fund commenced its investment activities.

B. Investment Advisory Fees, Transactions with Affiliates and Other Fees -- International Strategy & Investment Inc. ("ISI") serves as the Fund's investment advisor, and Investment Company Capital Corp. ("ICC") serves as the Fund's administrator. As compensation for its advisory services, ISI receives from the Fund an annual fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. As compensation for its administrative services, ICC receives from the Fund an annual fee, computed daily and paid monthly, at the annual rate of 0.20% of the Fund's average daily net assets.

    ISI and ICC have voluntarily agreed to reduce their respective annual fees proportionately, if necessary, so that the Fund's annual expenses do not exceed 1.25% of the Fund's average daily net assets. For the six months ended September 30, 1996, ISI and ICC waived fees of $73,579 and $36,789, respectively.

    As compensation for its transfer agent services, ICC receives from the Fund a per account fee, calculated and paid monthly. ICC received $41,750 for transfer agent services for the six months ended September 30, 1996.

    As compensation for providing distribution services, Armata Financial Corp., an affiliate of the administrator, receives from the Fund an annual fee, calculated daily and paid monthly, at an annual rate equal to 0.40% of the Fund's average daily net assets. For the six months ended September 30, 1996, distribution fees were $117,946.

    The fund complex of which the Fund is a part has adopted a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period January 1, 1996 through September 30, 1996 was approximately $1,500 and the accrued liability was approximately $7,900.

C. Capital Share Transactions -- The Fund is authorized to issue up to 25 million shares of capital stock, par value $.001 per share, all of which shares are designated as common stock.

D. Investment Transactions -- Purchases and sales of investment securities other than short-term and U.S. Government obligations aggregated $801,120 and $0, respectively, for the six months ended September 30, 1996.
    Purchases and sales of  U.S.   Government   obligations   aggregated
    $4,194,298  and   $2,031,128, respectively.

    At September 30, 1996, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $34,566 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $1,331,357.

E. Forward Currency Exchange Contracts -- Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. There were no outstanding contracts as of September 30, 1996.

F.  Net Assets -- At September 30, 1996, net assets consisted of:

    Paid-in capital                       $64,268,138
    Accumulated net realized loss
      from security and foreign
      currency transactions                (3,847,413)
    Unrealized depreciation of
      investments                          (1,296,791)
    Unrealized translation gain                 1,086
                                          -----------
                                          $59,125,020
                                          ===========